INVESTMENTS - The maturities and annual market rates of investments at fair value (Details )	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Corporate bonds
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jan-2020 / Feb-2065	Jan-2019 / Feb-2065
Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jan-2020 / Jul-2021	Jan-2019 / Jun-2020
Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jan-2020 / Feb-2055	Jan-2019 / Feb-2055
Securitization instruments [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	May-2020 / Sep-2045	Jun-2019 / Sep-2045
Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jan-2020 / Dec 2026	Jan-2019 / Dec-2026
Subordinated bonds
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Apr-2022 / Aug-2045	Jan-2021 / Feb-2057
Others
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jan-2020 / Jan-2028	Oct-2019 / Jun-2021
The Soles [Member] | Bottom of range [member] | Corporate bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.09%	1.49%
The Soles [Member] | Bottom of range [member] | Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	2.02%	2.59%
The Soles [Member] | Bottom of range [member] | Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.55%	2.37%
The Soles [Member] | Bottom of range [member] | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	2.46%	3.40%
The Soles [Member] | Bottom of range [member] | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	3.27%	4.54%
The Soles [Member] | Bottom of range [member] | Subordinated bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.21%	3.21%
The Soles [Member] | Bottom of range [member] | Others
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.95%	4.24%
The Soles [Member] | Top of range [member] | Corporate bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	8.16%	11.90%
The Soles [Member] | Top of range [member] | Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	2.35%	3.04%
The Soles [Member] | Top of range [member] | Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	5.31%	6.50%
The Soles [Member] | Top of range [member] | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	13.26%	14.81%
The Soles [Member] | Top of range [member] | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	4.01%	4.54%
The Soles [Member] | Top of range [member] | Subordinated bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	5.52%	7.41%
The Soles [Member] | Top of range [member] | Others
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	3.73%	6.14%
US Dollars [Member] | Bottom of range [member] | Corporate bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.47%	1.16%
US Dollars [Member] | Bottom of range [member] | Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
US Dollars [Member] | Bottom of range [member] | Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.11%	1.22%
US Dollars [Member] | Bottom of range [member] | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	3.08%	4.56%
US Dollars [Member] | Bottom of range [member] | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	2.48%	0.00%
US Dollars [Member] | Bottom of range [member] | Subordinated bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	3.27%	3.60%
US Dollars [Member] | Bottom of range [member] | Others
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	4.73%	0.00%
US Dollars [Member] | Top of range [member] | Corporate bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	8.25%	11.39%
US Dollars [Member] | Top of range [member] | Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
US Dollars [Member] | Top of range [member] | Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	4.61%	7.07%
US Dollars [Member] | Top of range [member] | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	9.14%	6.85%
US Dollars [Member] | Top of range [member] | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	2.68%	0.00%
US Dollars [Member] | Top of range [member] | Subordinated bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	5.23%	7.26%
US Dollars [Member] | Top of range [member] | Others
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	6.92%	0.00%
Other [Member] | Bottom of range [member] | Corporate bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.62%	0.94%
Other [Member] | Bottom of range [member] | Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
Other [Member] | Bottom of range [member] | Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.43%	0.60%
Other [Member] | Bottom of range [member] | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.68%	1.68%
Other [Member] | Bottom of range [member] | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.00%	1.40%
Other [Member] | Bottom of range [member] | Subordinated bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.53%	2.52%
Other [Member] | Bottom of range [member] | Others
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
Other [Member] | Top of range [member] | Corporate bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	6.55%	8.39%
Other [Member] | Top of range [member] | Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
Other [Member] | Top of range [member] | Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.82%	0.60%
Other [Member] | Top of range [member] | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	6.00%	6.00%
Other [Member] | Top of range [member] | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	4.98%	4.98%
Other [Member] | Top of range [member] | Subordinated bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.53%	2.52%
Other [Member] | Top of range [member] | Others
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%